Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ (1.9)	$ (5.7)	$ (20.9)
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 12.5	17.3	68.5
Income Taxes Paid, Net		$ 6.2	$ 5.7